S000000285 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	355 Months Ended	577 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.20%	2.34%
S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.09%	1.11%	2.20%
Lipper Intermediate Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.81%	1.01%	1.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.29%)	0.26%	1.74%
Performance Inception Date						Jun. 13, 1995
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.31%)	0.25%	1.73%
Performance Inception Date						Jun. 13, 1995
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.39%	0.74%	1.92%
Performance Inception Date						Jun. 13, 1995
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	0.07%	1.40%
Performance Inception Date					Feb. 10, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	1.07%	2.27%
Performance Inception Date							Nov. 29, 1976

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification.